Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule Of Composition Of Payables And Other Current Liabilities
The composition of “Payables and other current liabilities” at December 31, 2018 and December 31, 2017 is as follows:

Millions of euros	12/31/2018	12/31/2017
Payables	13,868	13,536
Trade payables	8,457	7,943
Payables to suppliers of property, plant and equipment	3,237	3,580
Debt for spectrum acquisition	251	172
Other payables	1,092	1,115
Dividends pending payment	311	235
Associates and joint ventures payables (Note 9)	520	491
Other current liabilities	1,617	1,559
Contract liabilities (Note 20)	1,335	—
Deferred revenue	106	1,387
Advances received	176	172
Total	15,485	15,095

Disclosure Of Current Other Payables
The composition of current "Other payables" at December 31, 2018 and December 31, 2017 is as follows:

Millions of euros	12/31/2018	12/31/2017
Accrued employee benefits	611	696
Other non-financial non-trade payables	481	419
Total	1,092	1,115

Disclosure Of Average Payment Period To Suppliers
In accordance with the aforementioned Law, the following information corresponding to the Spanish companies of the Telefónica Group is disclosed:

	2018	2017
Number of days
Weighted average maturity period	49	53
Ratio of payments	50	54
Ratio of outstanding invoices	44	41
Millions of euros
Total payments	6,770	6,703
Outstanding invoices	1,190	847